BUSINESS TRANSACTIONS- Acquisition Of Monarch Gold- Interest In Monarch Mining (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 21, 2021 shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
(Gain) loss on discontinuation of equity method accounting | $		$ (9.2)	$ 10.2	$ 21.3
Canadian Malartic [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		50.00%
Monarch Mining
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares	4,450,000
Proportion of ownership interest in associate	6.70%
Additional number of instruments or interests issued or issuable | shares	2,225,000
Proportion of ownership interest in associate, partially diluted	9.80%
(Gain) loss on discontinuation of equity method accounting | $			$ 1.1